EARNINGS PER SHARE AND FULLY-DILUTED SHARES	12 Months Ended
Dec. 31, 2020
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE AND FULLY-DILUTED SHARES	EARNINGS PER SHARE AND FULLY-DILUTED SHARES
Basic earnings per share is calculated based on the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans and warrants issued. For 2020, 2019 and 2018, the basic and diluted profit (loss) per share is:

	2020	2019	2018
Net profit attributable to equity owners of the parent (in €’000)	33,035	36,195	24,993
Weighted average shares outstanding	636,268,929	626,315,013	606,618,117
Basic earnings per share (in €)	0.051	0.058	0.041
Weighted average diluted shares outstanding	682,737,280	673,519,995	653,527,702
Diluted earnings per share (in €)	0.048	0.054	0.038
For 2020 the diluted net profit used in the calculation of dilutive profit per share amounts to €33.0 million. Difference between the weighted average shares outstanding and the weighted average diluted shares outstanding used for basic profits calculations per share relates to options, warrants and LTIP. The 60,702,687 average shares related to the convertible bonds are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.
Diluted shares
The composition of the number of shares and share rights outstanding as well as authorized share capital as per December 31, 2020 and the date of these financial statements is provided in the following table.
Movements of shares and other instruments between December 31, 2020 and April 7, 2021 are shown in the table below:

	December 31, 2020	Shares issued	Shares reserved	April 7, 2021
Shares	638,821,619	2,300,290	168,105	641,290,014
Warrants	148,944	(60,915)	—	88,029
Options	50,106,488	(1,217,500)	(300,363)	48,588,625
Convertible bonds	62,412,622	—	—	62,412,622
LTIP	9,979,208	(1,021,875)	(2,837,452)	6,119,881
Issued	761,468,881	—	(2,969,710)	758,499,171
Available for issue	118,531,119	—	2,969,710	121,500,829
Authorized share capital	880,000,000	—	—	880,000,000